Stock-Based Compensation - Summary of Market Prices of Common Stock (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Market value of Southwest Gas stock	$ 55.91	$ 42.41	$ 42.49